Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Current expense (benefit)
Federal	$ 906	$ 542
State	248	54
Total current expense	1,154	596
Deferred expense
Federal	57	124
State	(82)	308
Total deferred expense	(25)	432
Change in valuation allowance related to realization of net state deferred tax asset	(68)	(335)
Total	$ 1,061	$ 693